Acquisitions and Other Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination
Transaction and other costs were comprised of the following (in thousands):

	December 31, 2024	December 31, 2023
Employee compensation costs	$15,469	$26,956
Advisory fees	—	41,673
Legal and professional expenses	11,511	9,039
Other	6	1,332
Total	$26,986	$79,000